Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt

9. Long-Term Debt

The Company has entered into various loans with financial institutions. Long-term debt consisted of the following (in thousands):

	December 31,
	2021	2020
Term Loan	$2,136	$2,369
Less current portion	(293)	(281)
Long-term debt less current portion	$1,843	$2,088

Term Loan

In 2013, the Company entered into a term loan agreement with a financial institution for $4.1 million with a maturity date of November 26, 2028 (the “Term Loan”). The Term Loan bears a floating interest rate of the one-year savings account plus 0.43% per annum in the first two years and a floating interest rate of the one-year savings account plus 0.61% per annum for the remaining of the term, not to be lower than 1.8% during the entire term. The interest rate was equivalent to 1.8% as of December 31, 2021. The Term Loan is collateralized by a first position security interest in a floor of an office building owned by the Company in Taiwan.

Aggregate maturities of long-term debt, excluding unamortized debt issuance costs, were as follows (in thousands) as of December 31, 2021:

2022	$293
2023	298
2024	303
2025	309
2026	314
Thereafter	619
$2,136